Long-term Payables - other - Repayment Schedule of the Principal Amount of Long-term Payables - Other Related to Acquisition of Frequency Usage Rights (Detail) - Gross amount [member] - KRW (₩)
₩ in Millions
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial liabilities [line items]
Payables related to acquisition of frequency usage rights	₩ 1,290,225	₩ 1,690,470
Less than 1 year [member]
Disclosure of financial liabilities [line items]
Payables related to acquisition of frequency usage rights	369,150
1~3 years [Member]
Disclosure of financial liabilities [line items]
Payables related to acquisition of frequency usage rights	738,300
3~5 years [Member]
Disclosure of financial liabilities [line items]
Payables related to acquisition of frequency usage rights	₩ 182,775